Acquisitions and divestitures (Tables)	9 Months Ended
Jul. 31, 2019
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Summary of Dividend Record and Payment Dates

Record and payment dates for common and preferred shares, subject to approval by the Board of Directors.

Record Date	Payment Date
January 2, 2019	January 29, 2019
April 2, 2019	April 26, 2019
July 2, 2019	July 29, 2019
October 1, 2019	October 29, 2019